As filed with the Securities and Exchange Commission on May 18, 2020.

1933 Act File No. 33-65572

1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933☐

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 180

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940☐

Amendment No. 181

USAA MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

15935 La Cantera Parkway, San Antonio, TX 78256

(Address of Principal Executive Offices) (Zip Code)

(216) 898-2526

Registrant's Telephone Number, including Area Code

Erin G. Wagner, Secretary

USAA MUTUAL FUNDS TRUST

15935 La Cantera Parkway

San Antonio, TX 78256

(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

□immediately upon filing pursuant to paragraph(b)
x    on (May 1, 2020), pursuant to paragraph (b)

□60 days after filing pursuant to paragraph (a)(1)

□on (June 29, 2020) pursuant to paragraph (a)(1)

□75 days after filing pursuant to paragraph (a)(2)

□on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

□This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio, and state of Texas, on the 18th day of May, 2020.

USAA MUTUAL FUNDS TRUST

By: *

Christopher K. Dryer

President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	(Date)

*Christopher K. Dryer	President
(Principal Executive Officer)
*	Treasurer (Principal Financial and Accounting Officer)
James K. De Vries
*	Chairman of the Board of Trustees
Daniel S. McNamara
*	Trustee
David C. Brown
*	Trustee
Robert L. Mason
*	Trustee
Dawn M. Hawley
*	Trustee
Jefferson C. Boyce
*	Trustee
Paul L. McNamara
*	Trustee
Richard Y. Newton III
*	Trustee
Barbara B. Ostdiek
*	Trustee
Michael F. Reimherr
*	Trustee
John C. Walters
*By : Erin G. Wagner

*Erin G. Wagner, under the Powers of Attorney dated June 13, 2019, July 10, 2019, and September 25, 2019, incorporated herein and filed under Post-Effective Amendment Nos. 166, 168, and 171 with the Securities and Exchange Commission on July 1, 2019, July 29, 2019, and September 27, 2019.

EXHIBIT INDEX

101. INS	XBRL Instance Document

101.SCH XBRL Taxonomy Extension Schema

101.DEF XBRL Taxonomy Extension Definition Linkbase 101.LAB XBRL Taxonomy Extension Label Linkbase 101.PRE XBRL Taxonomy Extension Presentation Linkbase 101.CAL XBRL Taxonomy Extension Calculation Linkbase

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